Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment, net consisted of the following (in millions):

	December 31, 2020	September 30, 2021
Equipment for merchants	$111	$147
Capitalized software and website development costs	86	226
Leasehold improvements	57	83
Computer equipment and software	22	39
Office equipment	11	19
Construction in progress	27	42

Total	314	556
Less: Accumulated depreciation and amortization	(104)	(201)

Property and equipment, net	$210	$355

useful lives are as follows:

Estimated Useful Life
Equipment for merchants	2 years
Computer equipment and software	2 years
Office equipment	5 years
Capitalized software and website development costs	2 years
Leasehold improvements	Shorter of estimated useful life or lease term
Property and equipment, net consisted of the following (in millions):

	December 31, 2019	December 31, 2020
Equipment for merchants	$55	$111
Computer equipment and software	12	22
Capitalized software and website development costs	25	86
Leasehold improvements	31	57
Office equipment	7	11
Construction in progress	10	27

Total	140	314
Less: Accumulated depreciation and amortization	(39)	(104)

Property and equipment, net	$101	$210